WARRANTS (Tables)	12 Months Ended
Dec. 31, 2022
WARRANTS
Schedule of black Scholes option pricing model
	2022	2021
Expected Dividend Yield	0.00%	0.0%
Expected volatility	1.55%	11.1%
Risk-Free Rate	4.27%	1.2%
Expected life of warrants	2.72	4.3

Schedule of Public Warrants and Private Warrants
			Weighted
		Weighted	Average	Aggregate
	Number of	Average	Contractual	Intrinsic
Public Warrants	Warrants	Exercise Price	Life in Years	Value

Exercisable (vested) - December 31, 2020	-	$-		$-

Granted	4,777,364	$1	4.3	$2,770,871
Forfeited or Expired	-
Exercised	-
Outstanding December 31, 2021	4,777,364	$1	4.3	$2,770,871
Exercisable (vested) - December 31, 2021	4,777,364	$1	4.3	$2,770,871

Granted	-	$-		$-
Forfeited or Expired	-	$-		$-
Exercised	-	$-		$-
Outstanding December 31, 2022	4,777,364	$0	3.3	$100,325
Exercisable (vested) - December 31, 2022	4,777,364	$0	3.3	$100,325

			Weighted
		Weighted	Average	Aggregate
	Number of	Average	Contractual	Intrinsic
Private Warrants	Warrants	Exercise Price	Life in Years	Value

Exercisable (vested) - December 31, 2020	-	$-		$-

Granted	3,901,201	$0.58	4.3	$2,262,696.58
Forfeited or Expired	-	$-		$-
Exercised	-	$-		$-
Outstanding December 31, 2021	3,901,201	$0.58	4.3	$2,262,696.58
Exercisable (vested) - December 31, 2021	3,901,201	$0.58	4.3	$2,262,696.58

Granted	-	$-		$-
Forfeited or Expired	-	$-		$-
Exercised	-	$-		$-
Outstanding December 31, 2022	3,901,201	$0.03	3.3	$101,431.23
Exercisable (vested) - December 31, 2022	3,901,201	$0.03	3.3	$101,431.23